ACQUISITIONS - SCHEDULE OF BUSINESS ACQUISITIONS (Parenthetical) (Details) - USD ($) $ in Thousands		Jan. 20, 2015	Mar. 28, 2014
Golar Eskimo
Business Acquisition
Loan from Golar		$ 220,000
Cash consideration paid to Golar		7,170
Adjustment for the interest rate swap asset (liability) assumed		0
Purchase price adjustments		0
Purchase consideration	[1]	$ 227,170
Golar Igloo
Business Acquisition
Loan from Golar			$ 0
Cash consideration paid to Golar			148,730
Adjustment for the interest rate swap asset (liability) assumed			3,636
Purchase price adjustments			3,635
Purchase consideration	[1]		$ 156,001

[1]	The purchase consideration comprises the following:(in thousands of $)Golar EskimoGolar IglooLoan from Golar220,000—Cash consideration paid to Golar7,170148,730Adjustment for the interest rate swap asset (liability) assumed—3,636Purchase price adjustments—3,635 227,170156,001